Property, equipment and software, net - Summary of property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property, equipment and software	¥ 12,189		¥ 12,189
Less: accumulated depreciation and amortization	(10,097)		(8,722)
Property, equipment and software, net	2,092	$ 312	3,467
Furniture and electronic equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and software	5,307		5,307
Vehicles
Property, Plant and Equipment [Line Items]
Total property, equipment and software	243		243
Software
Property, Plant and Equipment [Line Items]
Total property, equipment and software	1,559		1,559
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total property, equipment and software	¥ 5,080		¥ 5,080